Annual Report  Financial Statements

T. Rowe Price

Tax-Free
Income Fund

February 28, 2002


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 2/28/02     2/28/01     2/29/00     2/28/99     2/28/98

NET ASSET VALUE

Beginning
of period      $    9.72   $    9.10   $    9.94   $    9.95   $    9.59

Investment activities

  Net investment
  income (loss)     0.48        0.49        0.49        0.50        0.52

  Net realized
  and unrealized
  gain (loss)       0.09        0.62       (0.83)       0.03        0.36

  Total from
  investment
  activities        0.57        1.11       (0.34)       0.53        0.88

Distributions

  Net investment
  income           (0.48)      (0.49)      (0.49)      (0.50)      (0.52)

  Net realized
  gain              --          --         (0.01)      (0.04)       --

  Total
  distributions    (0.48)      (0.49)      (0.50)      (0.54)      (0.52)

NET ASSET VALUE

End of
period         $    9.81   $    9.72   $    9.10   $    9.94   $    9.95

Ratios/Supplemental Data
Total
return(diamond)     5.99%      12.55%      (3.42%)      5.48%       9.37%

Ratio of total
expenses to
average net
assets              0.54%       0.54%       0.55%       0.55%      0 .55

Ratio of net
investment
income (loss)
to average
net assets          4.95%       5.25%       5.24%       5.06%      5 .31

Portfolio
turnover rate       28.2%       28.6%       44.3%       34.1%       36.3%

Net assets,
end of period
(in millions)  $   1,442   $   1,403   $   1,311   $   1,483   $   1,396
--------------------------------------------------------------------------------

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Statement of Net Assets                                          Par     Value
--------------------------------------------------------------------------------
                                                                  In thousands

ALABAMA  1.0%

Alabama Water Pollution Control Auth.

Revolving Fund Loan

  6.75%, 8/15/17 (AMBAC Insured)           $         2,685      $         2,993

Alexander Special Care Fac.
Fin. Auth., Russell Hosp.
  6.00%, 12/1/22                                     3,125                2,813

Baldwin County Eastern Shore Health Care Auth.
 Thomas Hosp.
  5.75%, 4/1/27                                      2,500                2,125

  6.75%, 4/1/21                                      1,450                1,454

Mobile, GO
 Capital Improvement Warrants
  Zero Coupon, 8/15/16 (MBIA Insured)                4,330                1,698

  Zero Coupon, 8/15/17 (MBIA Insured)                4,435                1,622

  Zero Coupon, 8/15/20 (MBIA Insured)                5,000                1,830

Total Alabama (Cost  $14,442)                                            14,535


ALASKA  1.3%

Alaska HFC
  5.30%, 12/1/17                                     3,460                3,522

  5.85%, 12/1/14 (MBIA Insured)                      1,705                1,756

  5.875%, 12/1/24 (MBIA Insured)                     5,510                5,638

  6.00%, 12/1/40                                     5,000                5,147

Valdez Marine Terminal, Phillips Project
  2.90%, 1/1/03                                      2,400                2,394

Total Alaska (Cost  $17,737)                                             18,457


ARIZONA  1.1%

Arizona School Fac.
Board, 5.50%, 7/1/18                                 5,000                5,331

Salt River Agricultural
Improvement & Power,
5.00%, 1/1/04                                        8,300                8,715

Scottsdale IDA, Scottsdale
Healthcare, 5.80%, 12/1/31                           2,000                2,001

Total Arizona (Cost $15,742)                                             16,047


ARKANSAS  0.5%

Little Rock Health Fac. Board, Baptist Medical Center
  6.85%, 11/1/08                           $         2,495      $         2,847

North Little Rock, Electric System
  6.50%, 7/1/15 (MBIA Insured)                       4,000                4,809

Total Arkansas (Cost $6,477)                                              7,656


CALIFORNIA  3.5%

Foothill / Eastern Transportation Corridor Agency
California Toll Road
Zero Coupon, 1/1/15
  (Escrowed to Maturity)                             5,000                2,757

  Zero Coupon, 1/1/17
  (Escrowed to Maturity)                            20,000                9,736

  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                             5,000                1,420

Los Angeles City, GO
  6.00%, 9/1/14 (MBIA Insured)
  (Prerefunded 9/1/04!)                              5,000                5,597

Los Angeles County, COP
 Marina del Rey
  6.25%, 7/1/03                                      1,965                2,026

  6.50%, 7/1/08                                      3,250                3,403

Los Angeles County Transportation Commission
  6.25%, 7/1/13 (Prerefunded 7/1/02!)                8,965                9,293

Los Angeles Harbor Dept.
  7.60%, 10/1/18 (Escrowed to Maturity)              3,440                4,388

Orange County, 10.345%,
7/1/19 (MBIA Insured)                                3,000                3,565

Southern California Public
Power Auth., 6.75%, 7/1/11                           4,050                4,893

Union Elementary School Dist., GO
  Zero Coupon, 9/1/12 (FGIC Insured)                 2,945                1,864

  Zero Coupon, 9/1/13 (FGIC Insured)                 3,520                2,088

Total California (Cost $42,665)                                          51,030


COLORADO  1.9%

Colorado HFA
  Adventist Health System,
  6.50%, 11/15/31                          $         2,500      $         2,614

  Catholic Health Initiatives,
  5.25%, 9/1/21                                      2,200                2,187

E-470 Public Highway Auth.
  Zero Coupon, 9/1/13 (MBIA Insured)                10,000                5,813

  Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             5,500                1,033

Jefferson County School Dist., GO
  6.00%, 12/15/12 (AMBAC Insured)
  (Prerefunded 12/15/02!)                            8,000                8,366

Lower Colorado River Auth.,
  6.00%, 5/15/12 (FSA Insured)                       6,095                6,800

Total Colorado (Cost $25,187)                                            26,813


CONNECTICUT  0.8%

Connecticut, Special Tax,
7.125%, 6/1/10                                       7,350                8,841

Mohegan Tribe Indians,
6.00%, 1/1/16                                        2,250                2,278

Total Connecticut (Cost $9,569)                                          11,119


DELAWARE  0.2%

Delaware HFA, Beebe
Medical Center, 6.75%, 6/1/14                        3,500                3,625

Total Delaware (Cost $3,439)                                              3,625


DISTRICT OF COLUMBIA  2.3%

District of Columbia
  6.00%, 6/1/14 (MBIA Insured)
  (Escrowed to Maturity)                             2,305                2,658

 GO
  5.25%, 6/1/27 (MBIA Insured)                       9,975               10,010

  6.00%, 6/1/14 (MBIA Insured)                       4,400                5,034

  6.00%, 6/1/15 (MBIA Insured)                       1,550                1,774

  6.00%, 6/1/17 (MBIA Insured)                       3,250                3,702

Tobacco Settlement Fin. Auth,
  5.25%, 5/15/09                                     5,000                5,096

Washington Convention Center Auth.
  4.75%, 10/1/28 (AMBAC Insured)                     4,700                4,361

Total District of Columbia (Cost $29,637)                                 32,635


FLORIDA  1.7%

Dade County, Capital Appreciation
  Zero Coupon, 2/1/09
  (MBIA Insured)                           $        12,185      $         9,037

  Zero Coupon, 2/1/13 (MBIA Insured)                 8,300                4,691

Florida Board of Ed., GO, 5.00%, 6/1/05              2,425                2,594

Highlands County HFA,
Adventist/Sunbelt Health System
6.00%, 11/15/31                                      2,750                2,775

Orange County HFA, Westminster Community Care
  6.75%, 4/1/34                                      2,500                2,148

Port St. Lucie Utility
  Zero Coupon, 9/1/16 (FGIC Insured)
  (Prerefunded 9/1/06!)                              5,000                2,437

  Zero Coupon, 9/1/26 (FGIC Insured)
  (Prerefunded 9/1/06!)                              5,000                1,280

Total Florida (Cost $23,182)                                             24,962


GEORGIA  6.3%

Chatham County Hosp. Auth., Memorial Medical Center
  6.125%, 1/1/24                                     4,000                4,137

Coweta County Residential Care Fac. for the Elderly Auth.
 Wesley Woods of Newnan-Peachtree City
  8.20%, 10/1/16                                     1,350                1,436

  8.25%, 10/1/26                                     1,800                1,918

DeKalb County Water & Sewage,
5.125%, 10/1/31                                      3,000                2,993

Forsyth County School Dist., GO,
5.75%, 2/1/18                                        2,800                3,055

Fulton-Dekalb Hosp. Auth.
 Grady Memorial Hosp.
  6.80%, 1/1/07 (AMBAC Insured)
  (Escrowed to Maturity)                             5,530                6,386

  6.80%, 1/1/08 (AMBAC Insured)
  (Escrowed to Maturity)                             5,905                6,909

  6.85%, 1/1/09 (AMBAC Insured)
  (Escrowed to Maturity)                             6,310                7,477

  6.85%, 1/1/10 (AMBAC Insured)
  (Escrowed to Maturity)                             6,745                8,084

Georgia Private Colleges & Univ. Auth., Emory Univ.
  5.50%, 11/1/24                                     6,225                6,500

Gwinnett County School Dist., GO
  6.40%, 2/1/11                            $         1,905      $         2,242

  6.40%, 2/1/12                                      1,255                1,484

Metropolitan Atlanta Rapid Transit Auth., Sales Tax
  6.90%, 7/1/16 (MBIA Insured)
  (Prerefunded 7/1/04!)                              5,655                6,365

Municipal Electric Auth. of Georgia
  5.50%, 1/1/203,0003,241
  5.70%, 1/1/19 (FGIC Insured)                       5,100                5,639

  6.125%, 1/1/14 (FGIC Insured)                      5,500                5,776

  6.40%, 1/1/07 (AMBAC Insured)                      6,655                7,504

  6.40%, 1/1/07 (AMBAC Insured)
  (Escrowed to Maturity)                               845                  961

  7.25%, 1/1/24 (AMBAC Insured)                      6,500                8,524

Total Georgia (Cost $80,117)                                             90,631


HAWAII  0.6%

Hawaii Airport System,
  5.75%, 7/1/21 (FGIC Insured)                       4,000                4,258

Hawaii Dept. of Budget & Fin.
Kapiolani Health Obligation
  6.25%, 7/1/21                                      4,000                4,128

Total Hawaii (Cost $7,805)                                                8,386


ILLINOIS  5.8%

Chicago
 Water Revenue,
  5.75%, 11/1/30 (AMBAC Insured)                     1,400                1,561

  6.75%, 1/1/35 (FGIC Insured)
  (Prerefunded 7/1/10!)                              5,000                6,051

Chicago, GO
  5.00%, 1/1/41 (MBIA Insured)                       5,000                4,785

  5.50%, 1/1/14 (FSA Insured)                        5,000                5,484

  5.50%, 1/1/18 (AMBAC Insured)                      3,880                4,183

Chicago O'Hare Int'l. Airport,
  United Airlines, 6.30%, 5/1/16                     7,000                3,535

Illinois, GO
  5.125%, 2/1/21 (FGIC Insured)                      2,500                2,513

  5.125%, 2/1/22 (FGIC Insured)                      4,500                4,516

  6.00%, 11/1/26 (FGIC Insured)                      2,000                2,303

Illinois, Sales Tax
  5.50%, 6/15/16                           $         2,000      $         2,139

  6.125%, 6/15/16                                    2,000                2,242

Illinois EFA, Northwestern Univ.,
  5.25%, 11/1/14                                     4,000                4,280

Illinois HFA
 Glen Oaks Medical Center
  7.00%, 11/15/19 (Escrowed to Maturity)             3,300                3,580

Little Co. of Mary Hosp.,
  VRDN (Currently 1.26%)                             5,000                5,000

Illinois Regional Transportation Auth.
  6.70%, 11/1/21 (FGIC Insured)                      5,000                6,151

  7.75%, 6/1/19 (FGIC Insured)                       5,350                7,104

Metropolitan Pier & Expo Auth.
 McCormick Place Expedition Project
  Zero Coupon, 6/15/08 (FGIC Insured)                5,070                3,940

  Zero Coupon, 6/15/18 (FGIC Insured)               14,160                6,037

  Zero Coupon, 12/15/24 (MBIA Insured)              10,000                2,877

  Zero Coupon, 6/15/28 (MBIA Insured)               20,900                4,913

Total Illinois (Cost $81,118)                                            83,194


INDIANA  1.3%

Goshen, Greencroft Obligation Group,
  5.75%, 8/15/19                                     3,000                2,664

Indiana HFFA, Clarian Health Partners,
  5.50%, 2/15/16                                     6,705                6,833

Indiana State Office Building Commission,
 Correctional Fac., GO
  5.50%, 7/1/20 (AMBAC Insured)                      4,500                4,644

Indiana Transportation Fin. Auth., GO,
  5.375%, 12/1/25                                    4,000                4,077

Total Indiana (Cost $17,516)                                             18,218


IOWA  0.9%

Iowa Fin. Auth.
  Single Family Mortgage, 5.70%, 1/1/27              4,965                5,090

  Wesley Retirement, 6.25%, 2/1/12                   2,400                2,335

Scott County, Ridgecrest Village,
7.25%, 11/15/26                                      4,000                3,986

Tobacco Settlement Auth.,
5.30%, 6/1/25                                        2,500                2,299

Total Iowa (Cost $13,448)                                                13,710


KENTUCKY  1.2%

Breckinridge County,
  VRDN (Currently 1.30%)                             1,700                1,700

Carroll County, PCR, Kentucky
  Utilities, 7.45%, 9/15/16                $         8,000              $8 ,381

Kentucky Economic Dev. Fin. Auth.,
Norton Healthcare Zero Coupon,
  10/1/13 (MBIA Insured)                             8,370                4,841

  Zero Coupon, 10/1/14 (MBIA Insured)                5,155                2,802

Total Kentucky (Cost $16,747)                                            17,724


LOUISIANA  2.2%

Calcasieu Parish IDB, PCR,
  Entergy Gulf States, 5.45%, 7/1/10                 1,750               1 ,715

Louisiana Office Fac., Capitol Complex
  5.25%, 3/1/17 (MBIA Insured)                       7,000                7,226

Louisiana Offshore Terminal Auth. IDR,
  Deepwater Port 7.60%, 9/1/10                       4,970                5,044

Sabine River Auth. Water Fac.,
  PCR, 6.20%, 2/1/25                                 2,500                2,543

St. Charles Parish, PCR, 4.85%, 6/1/02               4,500                4,518

Tobacco Settlement Fin., 5.875%, 5/15/39             5,000                4,892

West Feliciana Parish, PCR,
Entergy Gulf States, 5.65%, 9/1/04                   5,000                5,183

Total Louisiana (Cost $30,487)                                           31,121


MAINE  0.2%

Maine Housing Auth.,
  6.10%, 11/15/15 (AMBAC Insured)                    3,000                3,181

  Total Maine (Cost $3,000)                                               3,181


MARYLAND  3.1%

Baltimore City, Convention Center
  6.00%, 9/1/17 (FGIC Insured)
  (Prerefunded 9/1/04!)                              1,750                1,913

Maryland CDA
 Single Family
  5.95%, 4/1/16                                      5,000                5,258

  6.45%, 4/1/14                                      2,000                2,058

  7.25%, 4/1/19                                         20                   21

Maryland HHEFA
Catholic Health Initiatives,
VRDN (Currently 1.25%)                               2,540                2,540

Charlestown Community,
VRDN (Currently 1.15%)                               3,135                3,135

Johns Hopkins Hosp.,
Zero Coupon, 7/1/19                                  7,675                3,119

Johns Hopkins Univ., 5.00%, 7/1/32                  11,000               10,764

Univ. of Maryland Medical System
  7.00%, 7/1/22 (FGIC Insured)                       1,500                1,903

Maryland IDA, Calvert School,
  VRDN (Currently 1.20%)                   $         4,000      $         4,000

Prince George's County,
  Dimensions Health, 5.30%, 7/1/24                   6,685                3,354

Univ. of Maryland, Auxiliary
  Fac. & Tuition, 5.75%, 4/1/17                      5,000                5,299

Washington Suburban Sanitary Dist., GO, BAN
  VRDN (Currently 1.30%)                             1,000                1,000

Total Maryland (Cost $44,463)                                            44,364


MASSACHUSETTS  4.5%

Massachusetts, GO, Central Artery
  VRDN (Currently 1.35%)                             1,100                1,100

Massachusetts Bay Transportation Auth., GO
 General Transportation
  7.00%, 3/1/14                                      3,150                3,873

  7.00%, 3/1/21                                      6,200                7,704

Massachusetts Dev. Fin. Agency, Boston Univ.
  5.375%, 5/15/39                                    5,000                5,088

Massachusetts HEFA
 Harvard Univ.
  6.00%, 7/1/35 (Prerefunded 7/1/10!)                3,500                4,055

  6.25%, 4/1/20                                      5,000                5,897

Massachusetts General Hosp.
  6.00%, 7/1/15 (AMBAC Insured)                      4,500                4,770

Partners Healthcare System,
  5.75%, 7/1/32                                      4,400                4,485

Massachusetts Housing Fin.
  Agency, 6.30%, 12/1/14                             4,470                4,726

Massachusetts Municipal Wholesale Electric
  5.25%, 7/1/04 (MBIA Insured)                       7,000                7,450

Massachusetts Port Auth.,
  5.75%, 7/1/29                                      5,000                5,100

Massachusetts Water Pollution Abatement Trust
  5.75%, 8/1/29                                      5,000                5,304

  6.00%, 8/1/19                                      5,000                5,729

Total Massachusetts (Cost $59,398)                                       65,281


MICHIGAN  1.4%

Detroit City School Dist.,
  6.00%, 5/1/29 (FSA Insured)                        5,000                5,796

Michigan Building Auth., GO,
  5.50%, 10/15/19                                    5,000                5,267

Michigan HDA, 6.45%, 12/1/14               $           500      $           512

Michigan Hosp. Fin. Auth.,
Trinity Health, 6.00%, 12/1/20                       1,500                1,570

Michigan Strategic Fund IDR,
Detroit Edison Pollution Control
  5.45%, 9/1/29                                      7,000                6,919

Total Michigan (Cost $19,911)                                            20,064


MINNESOTA  1.7%

Minneapolis & St. Paul Metropolitan Airport
  5.25%, 1/1/32 (FGIC Insured)                      10,000               10,105

Rochester Health Care Fac., Mayo Foundation
  VRDN (Currently 1.24%)                             2,500                2,500

Univ. of Minnesota, 4.80%, 8/15/03                  11,600               12,010

Total Minnesota (Cost $23,316)                                           24,615


MISSISSIPPI  1.8%

Gulfport Hosp. Fac., Memorial Hosp.,
  5.75%, 7/1/31                                      4,000                3,983

Mississippi, GO, Capital Improvement,
  5.00%, 11/1/20                                     8,450                8,485

Mississippi Business Fin., PCR,
 Systems Energy Resources
  5.875%, 4/1/22                                     5,000                4,859

  5.90%, 5/1/22                                      7,000                6,822

Warren County, Mississippi Power & Light
  7.00%, 4/1/22                                      1,500                1,551

Total Mississippi (Cost $25,312)                                         25,700


MISSOURI  1.5%

Good Shepherd Nursing Home Dist.,
  Nursing Home Fac. 5.90%, 8/15/23                   2,000                1,778

Missouri Environmental Improvement
 & Energy Resources Auth.
  5.375%, 7/1/18                                     2,595                2,793

Missouri HEFA, Washington Univ.,
  5.125%, 6/15/41                                    5,000                4,996

St. Louis Airport
  5.25%, 7/1/31 (MBIA Insured)                      10,000               10,080

  6.00%, 1/1/05                                      1,300                1,339

Total Missouri (Cost $21,082)                                            20,986


NEBRASKA  0.2%

Omaha Public Power Dist.
  6.20%, 2/1/17 (Escrowed to Maturity)     $         3,000      $         3,474

Total Nebraska (Cost $2,989)                                              3,474


NEVADA  2.5%

Clark County Airport, McCarran Int'l. Airport
  4.75%, 7/1/22 (MBIA Insured)                       8,925                8,413

Clark County School Dist., GO
  7.00%, 6/1/11 (MBIA Insured)                       3,500                4,260

Nevada, GO, 7.25%, 11/1/10
  (Escrowed to Maturity)                             3,050                3,141

Truckee Meadows Water Auth.
  5.125%, 7/1/30 (FSA Insured)                       4,000                3,939

  5.25%, 7/1/34 (FSA Insured)                       14,235               14,273

  5.50%, 7/1/19 (FSA Insured)                        2,500                2,626

Total Nevada (Cost $34,639)                                              36,652


NEW HAMPSHIRE  1.5%

New Hampshire Business Fin. Auth., PCR
 Public Service Co. of New Hampshire
  5.45%, 5/1/21 (MBIA Insured)                       3,500                3,597

New Hampshire HHEFA
 Covenant Health System,
  6.00%, 7/1/22                                      3,400                3,352

Dartmouth Hitchcock,
  5.50%, 8/1/27 (FSA Insured)                        7,930                8,165

Wentworth Douglass Hosp.
  5.375%, 1/1/15 (MBIA Insured)                      5,600                6,068

Total New Hampshire (Cost $20,521)                                       21,182


NEW JERSEY  0.7%

New Jersey Economic Dev. Auth., Harrogate
  5.875%, 12/1/26                                    3,500                3,220

New Jersey Sports & Exposition Auth.,
 Monmouth Park 8.00%, 1/1/25
  (Prerefunded 1/1/05!)                              4,500                5,231

New Jersey Turnpike Auth.,
  6.50%, 1/1/16 (MBIA Insured)                       2,000                2,411

Total New Jersey (Cost $9,461)                                           10,862


NEW YORK  14.4%

Dormitory Auth. of the State
 of New York City Univ.
  5.75%, 7/1/13                            $        10,000      $        11,168

  5.75%, 7/1/18 (AMBAC Insured)                      5,000                5,600

  6.00%, 7/1/14                                     10,000               11,480

State Univ. Ed. Fac.
  5.25%, 5/15/15 (AMBAC Insured)                     3,600                3,900

  5.25%, 5/15/19                                     3,325                3,499

  5.75%, 5/15/19 (FGIC Insured)                      4,945                5,367

Long Island Power Auth.,
  Zero Coupon, 6/1/17 (FSA Insured)                 10,000                4,842

Metropolitan Transportation Auth.
 of New York, Commuter Fac.
  5.75%, 7/1/21 (MBIA Insured)                      12,750               13,712

Nassau County, GO, 7.00%, 3/1/03                     7,000                7,283

New York City, GO
  6.00%, 12/1/18 (FSA Insured)
  (Escrowed to Maturity)                             5,000                5,052

  6.00%, 2/15/25 (Prerefunded 2/15/05!)              1,990                2,214

  6.00%, 10/15/26                                    1,950                2,068

  6.00%, 5/15/30                                     2,880                3,103

  6.25%, 8/1/09                                      5,050                5,638

  6.375%, 8/1/04                                     3,985                4,123

  6.375%, 8/1/04 (Prerefunded 8/1/02!)                 160                  166

New York City Municipal Water Fin. Auth.
 Water & Sewer Systems
  5.00%, 6/15/32                                    10,000                9,771

  5.50%, 6/15/33                                     9,000                9,317

  6.00%, 6/15/33 (Prerefunded 6/15/10!)              2,220                2,605

New York City Transitional Fin. Auth.
 Future Tax
  5.00%, 5/1/30                                      2,000                1,955

  5.75%, 11/15/20                                    5,500                5,931

  6.00%, 8/15/17                                     4,000                4,427

New York State Environmental Fac., PCR
 State Water Revolving Fund,
  6.90%, 11/15/15                                    5,365                6,051

New York State Medical Care Fac.
  Buffalo General, 6.00%, 8/15/14                    8,600                9,282

  Mental Health Services, 6.50%, 8/15/24
  (Prerefunded 8/15/04!)                   $         5,895      $         6,632

  New York Hosp., 6.50%, 8/15/29 (AMBAC Insured)
  (Prerefunded 2/15/05!)                             4,625                5,256

New York State Mortgage Agency, Homeowner Mortgage
  5.70%, 4/1/16                                      4,090                4,316

New York State Urban Dev.,
  5.50%, 7/1/26                                     10,000               10,312

Port Auth. of New York & New Jersey,
  5.00%, 10/1/17                                     1,450                1,461

Triborough Bridge & Tunnel Auth., General Purpose
  5.00%, 1/1/32                                     10,900               10,668

  5.25%, 1/1/28                                     10,000               10,088

  5.50%, 1/1/17                                     18,275               20,049

Total New York (Cost $186,578)                                          207,336

NORTH CAROLINA 1.4%
 Cumberland County, Civic Center,
 COP 6.40%, 12/1/24 (AMBAC
  Insured) (Prerefunded 12/1/04!)                    2,750                3,110

North Carolina Eastern Municipal Power Agency
  5.875%, 1/1/13                                     2,250                2,288

  6.70%, 1/1/19                                      3,965                4,237

  7.50%, 1/1/10                                      4,330                5,063

  7.50%, 1/1/10 (Escrowed to Maturity)               4,650                5,774

Total North Carolina (Cost $17,824)                                      20,472


NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electric Power
  6.05%, 1/1/19 (AMBAC Insured)                      4,500                4,793

Total North Dakota (Cost $4,534)                                          4,793


OHIO  2.3%

Lorain County Hosp., Catholic Healthcare Partners
  5.625%, 10/1/16                                    2,500                2,611

Montgomery County, Catholic Health Initiatives
  6.00%, 12/1/19                                     6,500                6,839

Ohio Air Quality Dev. Auth., PCR
 FirstEnergy
  5.80%, 12/1/04                           $        12,950      $        13,656

  6.00%, 8/1/20                                      3,500                3,556

Ohio Water Dev. Auth., PCR, FirstEnergy
  7.70%, 8/1/25                                      3,950                4,316

Steubenville Hosp. Fac., Trinity Health,
  6.375%, 10/1/20                                    1,500               1 ,577

Total Ohio (Cost $31,058)                                                32,555


OKLAHOMA  0.4%

Tulsa County Home Fin. Auth., Single Family
  6.90%, 8/1/10 (FGIC Insured)
  (Escrowed to Maturity)                             4,250                5,125

Total Oklahoma (Cost $4,236)                                              5,125


OREGON  0.4%

Oregon Housing & Community Services Dept.
  Single Family Mortgage, 6.00%, 7/1/20              5,535                5,839

Total Oregon (Cost $5,535)                                                5,839


PENNSYLVANIA  3.2%

Allegheny County Hosp. Dev. Auth.
 West Penn Allegheny Health
  9.25%, 11/15/22                                    3,000                3,199

Allegheny County Port Auth.,
  5.00%, 3/1/25 (FGIC Insured)                       6,500                6,430

Beaver County IDA, PCR, FirstEnergy,
  7.75%, 7/15/25                                     3,900                4,263

Chester County HEFA, Jefferson Health
  5.375%, 5/15/27                                   14,500               14,234

Pennsylvania Convention Center Auth.
  6.70%, 9/1/14 (FSA Insured)                        5,000                5,560

Pennsylvania Intergovernmental Cooperative Auth.,
 Special Tax 6.75%, 6/15/21 (FGIC Insured)
  (Prerefunded 6/15/05!)                             4,750                5,351

Pennsylvania Turnpike Commission
  5.50%, 7/15/33 (AMBAC Insured)                     3,500                3,641

West Shore Area Hosp. Auth.,
  Holy Spirit Hosp., 6.20%, 1/1/26         $         3,250      $         3,250

Total Pennsylvania (Cost $43,330)                                        45,928


RHODE ISLAND  0.7%

Rhode Island Health & Ed. Building
 Bryant College, 6.125%, 6/1/19
  (MBIA Insured)                                     5,000                5,160

Rhode Island Housing & Mortgage Fin.
  Homeownership Opportunity, 6.70%, 10/1/14          5,000                5,221

Total Rhode Island (Cost $9,870)                                         10,381


SOUTH CAROLINA 2.6%

Connector 2000 Assoc.
Capital Appreciation,
  Zero Coupon, 1/1/29                               20,500                1,881

Greenville Toll Road
  Zero Coupon, 1/1/09                                2,700                1,332

  Zero Coupon, 1/1/10                                3,400                1,692

  Zero Coupon, 1/1/11                                2,200                  882

Piedmont Municipal Power Agency
  6.50%, 1/1/14 (FGIC Insured)                       3,000                3,528

  6.50%, 1/1/14 (FGIC Insured)
  (Escrowed to Maturity)                               500                  600

South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                      8,030                8,460

Santee Cooper, 6.25%, 1/1/22
  (AMBAC Insured)                                   17,750               19,423

Total South Carolina (Cost $37,294)                                      37,798


SOUTH DAKOTA  0.1%

South Dakota HDA, 6.65%, 5/1/14                      1,590                1,648

Total South Dakota (Cost $1,590)                                          1,648


TENNESSEE  2.1%

Chattanooga Health Ed. & Housing Fac. Board
 Memorial Hosp.
  6.625%, 9/1/07 (MBIA Insured)
  (Escrowed to Maturity)                             2,950                3,434

  6.625%, 9/1/08 (MBIA Insured)
  (Escrowed to Maturity)                   $         3,150      $         3,709

Metropolitan Gov't. of Nashville &
 Davidson Counties Water & Sewer,
  7.70%, 1/1/12 (FGIC Insured)                       6,250                7,901

Sevier County Public Building Auth., GO
 Public Improvement
  VRDN (Currently 1.30%) (FSA Insured)               4,985                4,985

Shelby County Health Ed. & Housing Fac. Board
 Le Bonhuer Children's Medical Center
  5.50%, 8/15/12 (MBIA Insured)
  (Escrowed to Maturity)                             4,000                4,362

Tennessee HDA, Zero Coupon, 7/1/16                  12,000                5,408

Total Tennessee (Cost $27,403)                                           29,799


TEXAS  6.9%

Amarillo Health Fac. Dev., Sears Panhandle Retirement

  7.75%, 8/15/26
  (Prerefunded 8/15/06!)                             5,000                6,059

Austin, Water & Wastewater Systems
  5.125%, 5/15/27 (FSA Insured)                     10,955               10,829

Brazos River Auth., Reliant Energy,
  5.20%, 12/1/02                                     5,000                5,109

Denison Hosp. Auth., Texoma Medical Center,
  7.00%, 8/15/14                                     4,245                4,276

Harris County, Toll Road
  GO, Zero Coupon, 8/15/04 (MBIA Insured)            6,000                5,630

  6.50%, 8/15/07 (Prerefunded 8/15/02!)                500                  521

Harris County Health Fac. Dev.
 Memorial Hosp.
  6.375%, 6/1/29                                     4,000                4,185

  7.125%, 6/1/15 (Prerefunded 6/1/02!)               2,500                2,608

 St. Luke's Episcopal Hosp., 5.375%, 2/15/26          5,500                5,438

 Texas Childrens Hosp., 5.25%, 10/1/19                5,000                4,971

Harris County Hosp. Dist.
  7.40%, 2/15/10 (AMBAC Insured)
  (Escrowed to Maturity)                               625                  727

Houston
  6.40%, 6/1/27                                      4,250                4,520

  GO, 5.50%, 3/1/18 (FSA Insured)                    2,750                2,893

Houston Airport Systems,
  5.50%, 7/1/30 (FSA Insured)                        9,000                9,192

Houston Higher Ed. Fin. Auth., Rice Univ.,
  5.375%, 11/15/29                         $        11,450      $        11,612

Houston Independent School Dist., GO
  5.00%, 7/15/20 (FSA Insured)                       3,000                2,986

Houston Water & Sewer System
  5.75%, 12/1/18 (AMBAC Insured)                     3,000                3,143

Sabine River Auth., TXU Electric Project
  4.00%, 11/1/03                                     3,500                3,514

Texas A&M Univ.
  5.375%, 5/15/16                                    4,750                5,005

  5.375%, 5/15/18                                    2,570                2,673

Texas Dept. of Housing & Community Affairs
  NHP Foundation, 6.40%, 1/1/27                      3,500                3,607

Total Texas (Cost $95,431)                                               99,498


UTAH  0.3%

Salt Lake County Hosp., IHC Health Services
  5.125%, 2/15/33 (AMBAC Insured)                    5,000                4,867

Total Utah (Cost $4,794)                                                  4,867


VERMONT  0.5%

Vermont Ed. & Health Buildings Fin. Agency
 Medical Center Hosp. of Vermont
  6.15%, 9/1/13 (FGIC Insured)                       4,650                4,983

  6.25%, 9/1/23 (FGIC Insured)                       2,000                2,137

Total Vermont (Cost $6,650)                                               7,120


VIRGINIA  3.1%

Fairfax County IDA, Inova Health,
  6.00%, 8/15/26                                     1,775                1,873

Fairfax County Water Auth.
  6.00%, 4/1/22                                      3,835                4,150

  6.00%, 4/1/22 (Prerefunded 4/1/07!)                3,815                4,358

Greater Richmond Convention Center Auth.
 Convention Center Expansion
  6.125%, 6/15/29                                    8,550                9,204

Henrico County Economic Dev. Auth.
 Bon Secours Health System,
  5.75%, 11/15/04                                   10,000               10,582

Richmond Metropolitan Auth.
 Expressway Funding
  5.25%, 7/15/16 (FGIC Insured)            $         2,555      $         2,736

  5.25%, 7/15/22 (FGIC Insured)                      1,250                1,303

Roanoke County IDA, Carilion Health System
  VRDN (Currently 1.30%)                               565                  565

Virginia Public Building Auth.,
  VRDN (Currently 1.24%)                             2,575                2,575

Virginia Transportation Board
  Route 28 Project, 6.50%, 4/1/18                    3,000                3,073

  U.S. Route 58 Corridor Dev.,
  5.25%, 5/15/20                                     4,620                4,752

  Total Virginia (Cost $42,526)                                          45,171


WASHINGTON  5.6%

Chelan County Public Utility Dist.
 Columbia River-Rock Hydroelectric
  Zero Coupon, 6/1/18 (MBIA Insured)                10,100                4,328

King County Public Hosp., Valley Medical Center
  5.75%, 9/1/20 (AMBAC Insured)                      7,450                8,138

Port of Seattle, 5.50%, 2/1/26
  (MBIA Insured)                                     5,000                5,149

Snohomish County Housing Auth.
  Millwood Estates, 5.50%, 6/1/29                    3,750                3,636

Tacoma Electric System
  6.25%, 1/1/15 (FGIC Insured)
  (Prerefunded 1/1/04!)                              7,550                8,244

Tacoma Solid Waste Utility
  5.50%, 12/1/17 (AMBAC Insured)                    12,080               12,623

  5.50%, 12/1/17 (AMBAC Insured)
  (Prerefunded 12/1/07!)                             2,420                2,711

Washington, GO
  5.70%, 10/1/15                                    14,000               15,679

Motor Vehicle Fuel Tax
  6.625%, 1/1/25                                     6,100                6,879

Washington Public Power Supply System
 Nuclear Project
  5.25%, 7/1/16 (FSA Insured)                        3,000                3,083

  6.25%, 7/1/12 (FSA Insured)                        1,065                1,102

  6.25%, 7/1/12 (FSA Insured)
  (Prerefunded 7/1/02!)                              3,935                4,078

  6.25%, 7/1/17 (MBIA Insured)             $         4,825      $         4,991

  6.25%, 7/1/17 (MBIA Insured)
  (Prerefunded 7/1/02!)                                350                  363

Total Washington (Cost $74,607)                                          81,004


WEST VIRGINIA  1.6%

West Virginia Building Commission, Regional Jail
  GO, 5.375%, 7/1/18 (AMBAC Insured)                 2,915                3,110

  5.375%, 7/1/21 (AMBAC Insured)                     5,500                5,816

West Virginia Hosp. Fin. Auth.
 Charleston Area Medical Center
  5.75%, 9/1/13 (MBIA Insured)                       4,200                4,506

 Oak Hill Hosp., 6.75%, 9/1/22                       5,000                5,402

West Virginia State Parkways,
Economic Dev. & Tourism Auth.
 Residual Interest Bond/Inverse Floater
  (Currently 10.01%), 5/16/19
  (FGIC Insured)                                     3,600                3,852

Total West Virginia (Cost $21,392)                                       22,686


WISCONSIN  0.9%

Wisconsin HEFA
 Froedert & Community Health

  5.625%, 10/1/14                                    1,000                1,029

  5.625%, 10/1/15                                    1,100                1,125

  5.625%, 10/1/17                                    3,725                3,759

 United Health Group
  5.50%, 12/15/16 (MBIA Insured)                     6,540                6,804

Total Wisconsin (Cost $12,311)                                           12,717


WYOMING  0.7%

Wyoming CDA
  5.30%, 6/1/17                                      4,600                4,680

  5.70%, 12/1/35                                     5,175                5,300

Total Wyoming (Cost $9,764)                                               9,980


Total Investments in Securities
99.2% of Net Assets (Cost $1,336,134)                           $     1,430,941
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Futures Contracts

                      Contract      Unrealized
                     Expiratio           Value     Gain (Loss)
                     ---------           -----     -----------
                                              In thousands
--------------------------------------------------------------------------------

Short, 273 ten year U.S.
Treasury contracts,
$200,000 par of 6.25%
Los Angeles County
Transportation Commission
bonds pledged as
initial margin            6/02   $     (28,917)  $          75

Short, 90 ten year U.S.
Treasury contracts,
$740,000 par of 7.125%
Harris County Health Fac.
Dev. bonds pledged as
initial margin            6/02   $      (9,533)  $            --

Net payments (receipts)
of variation  margin
to date                                                     21

Variation margin receivable
(payable) on open futures
contracts                                                                   96


Other Assets
Less Liabilities                                                        10,852


NET ASSETS                                                       $   1,441,889
                                                                 -------------

Net Assets Consist of:

Undistributed net
investment income
(loss)                                                           $       2,152

Undistributed net
realized gain
(loss)                                                                  (1,033)

Net unrealized
gain (loss)                                                             94,882

Paid-in-capital applicable
to 146,916,957 shares of
$1.00 par value capital
stock outstanding;
500,000,000 shares
authorized                                                           1,345,888

NET ASSETS                                                       $   1,441,889
                                                                 -------------

NET ASSET VALUE
PER SHARE                                                        $        9.81
                                                                 -------------


    !   Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
  BAN   Bond Anticipation Note
  CDA   Community Development Administration
  COP   Certificates of Participation
  EFA   Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
 FSAF   Financial Security Assurance Corp.
   GO   General Obligation
  HDA   Housing Development Authority
 HEFA   Health & Educational Facility Authority
  HFA   Health Facility Authority
  HFC   Housing Finance Corp.
 HFFA   Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority/Agency
  IDB   Industrial Development Bond
  IDR   Industrial Development Revenue
 MBIA   Municipal Bond Investors Assurance Corp.
  PCR   Pollution Control Revenue
 VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income$78,314

Expenses

  Investment management                                         6,701

  Shareholder servicing                                           697

  Custody and accounting                                          198

  Registration                                                     39

  Prospectus and shareholder reports                               37

  Directors                                                        22

  Legal and audit                                                  12

  Proxy and annual meeting                                          6

  Miscellaneous                                                     8

  Total expenses                                                7,720

  Expenses paid indirectly                                        (12)

  Net expenses                                                  7,708

Net investment income (loss)                                   70,606

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   12,171

  Futures                                                        (222)

  Net realized gain (loss)                                     11,949

Change in net unrealized gain (loss)

  Securities                                                    1,106

  Futures                                                          75

  Change in net unrealized gain (loss)                          1,181

Net realized and unrealized gain (loss)                        13,130


INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $   83,736


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                      $70,60             6$70,671

  Net realized gain (loss)                          11,949               10,237

  Change in net unrealized gain (loss)               1,181               78,900

  Increase (decrease) in net assets
  from operations                                   83,736              159,808

Distributions to shareholders

  Net investment income                            (69,975)             (70,671)

Capital share transactions *

  Shares sold                                      172,219              118,188

  Distributions reinvested                          46,777               46,449

  Shares redeemed                                 (194,062)            (161,729)

  Increase (decrease) in net
  assets from capital
  share transactions                                 24,93               42,908

Net Assets

Increase (decrease) during period                   38,695               92,045

Beginning of period                              1,403,194            1,311,149

End of period                              $     1,441,889      $     1,403,194
                                           ---------------      ---------------

*Share information

  Shares sold                                       17,664               12,550

  Distributions reinvested                           4,796                4,943

  Shares redeemed                                  (19,928)             (17,235)

  Increase (decrease) in
  shares outstanding                                 2,532                  258


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 26, 1976. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $1,544,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended February 28, 2002, the effect of this change was to increase net investment income by $632,000 ($0.004 per share), decrease net realized gain/loss on securities by $711,000 ($0.005 per share), and increase net unrealized gain/loss on securities by $79,000 ($0.0001 per share). This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $434,485,000 and $386,810,000, respectively, for the year ended February 28, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended February 28, 2002, totaled $69,975,000 and were characterized as tax exempt income for tax purposes. At February 28, 2002, the tax-basis components of net assets were as follows:
     ---------------------------------------------------------------------------

     Unrealized appreciation                               $105,997,000

     Unrealized depreciation                               (10,683,000)

     Net unrealized appreciation
     (depreciation)                                         95,314,000

     Undistributed tax
     exempt income                                             687,000

     Distributable earnings                                 96,001,000

     Paid-in capital                                     1,345,888,000

     Net assets                                         $1,441,889,000
                                                        --------------

     ---------------------------------------------------------------------------

     Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures transactions; accordingly, $958,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 28, 2002. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, amortization of $1,465,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes, at February 28, 2002. The fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. In 2002, the fund utilized $8,940,000 of capital loss carryforwards.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale, and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

     ---------------------------------------------------------------------------

     Undistributed net
     investment income                                     $ (701,000)

     Undistributed net
     realized gain                                         (3,389,000)

     Paid-in capital                                        4,090,000
     ---------------------------------------------------------------------------

     At February 28, 2002, the cost of investments for federal income tax purposes was $1,335,702,000


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $517,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $688,000 for the year ended February 28, 2002, of which $59,000 was payable at period end.


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Tax-Free Income Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Income Fund, Inc. ("the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2002


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/02
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $529,000 from short-term capital gains,

o $3,476,000 from long-term capital gains, subject to the 20% rate gains category,

o    $69,962,000 which qualified as exempt-interest dividends.


Investment Services and Information
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KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*AccessR and Account Access through the T. Rowe Price Web site on the Internet. Address:
     www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


Brokerage SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced

Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F45-050  2/28/02